Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 63,251,142.24
Total Fee Amount	5,502.85
Total Offset Amount	0.00
Net Fee	$ 5,502.85
Offering Table N/A
Offset Table N/A	N/A